CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Available-for-sale amortized cost (in dollars)	$ 313,252	$ 237,496
Held-to-maturity fair market value (in dollars)	37,275	40,778
Interest-bearing including certificates of deposits over $100 (in dollars)	$ 108,922	$ 107,425
Common stock par value	$ 10	$ 10
Common stock authorized	8,000,000	8,000,000
Common stock issued	5,330,000	5,430,000
Common stock outstanding	5,330,000	5,430,000